Benefit Plans and Stock-Based Compensation - Summary of Status of Stock Options (Detail) - $ / shares	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Weighted average exercise price	$ 1.09	$ 1.13	$ 1.14	$ 1.13
Options Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	257,000
Options outstanding, Weighted average remaining life (years)	4 years
Options outstanding, Weighted average exercise price	$ 1.09
Options Outstanding [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	135,000
Options outstanding, Weighted average remaining life (years)	3 years 6 months
Options outstanding, Weighted average exercise price	$ 0.78
Options Outstanding [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	122,000
Options outstanding, Weighted average remaining life (years)	4 years 7 months 6 days
Options outstanding, Weighted average exercise price	$ 1.43
Options Exercisable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	257,000
Options exercisable, Weighted average exercise price	$ 1.09
Options Exercisable [Member] | Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	135,000
Options exercisable, Weighted average exercise price	$ 0.78
Options Exercisable [Member] | Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, Number exercisable	122,000
Options exercisable, Weighted average exercise price	$ 1.43